Policyholder Account Balances, Future Policy Benefits and Claims - Balance of and Changes in Policyholder Account Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Roll Forward]
Beginning balance	$ 23,723	$ 20,980
Contract deposits	3,620	3,787
Policy charges	(393)	(390)
Surrenders and other benefits	(1,619)	(1,515)
Net transfer from (to) separate account liabilities	(162)	(273)
Other variable account adjustments	(791)	397
Interest credited	608	737
Ending balance	24,986	23,723
Variable Annuities
Policyholder Account Balance [Roll Forward]
Beginning balance	4,972	5,098
Contract deposits	146	332
Policy charges	(8)	(11)
Surrenders and other benefits	(450)	(434)
Net transfer from (to) separate account liabilities	(60)	(168)
Other variable account adjustments	0	0
Interest credited	152	155
Ending balance	$ 4,752	$ 4,972
Weighted-average crediting rate	3.20%	3.20%
Cash surrender value	$ 4,720	$ 4,936
Structured Variable Annuities
Policyholder Account Balance [Roll Forward]
Beginning balance	4,458	1,377
Contract deposits	2,784	2,699
Policy charges	0	0
Surrenders and other benefits	(41)	(15)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	(791)	397
Interest credited	0	0
Ending balance	$ 6,410	$ 4,458
Weighted-average crediting rate	1.10%	1.00%
Cash surrender value	$ 5,986	$ 4,180
Fixed Annuities
Policyholder Account Balance [Roll Forward]
Beginning balance	7,251	7,619
Contract deposits	55	59
Policy charges	0	0
Surrenders and other benefits	(744)	(672)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	0	0
Interest credited	237	245
Ending balance	$ 6,799	$ 7,251
Weighted-average crediting rate	3.50%	3.40%
Cash surrender value	$ 6,786	$ 7,232
Fixed Indexed Annuities
Policyholder Account Balance [Roll Forward]
Beginning balance	323	318
Contract deposits	0	0
Policy charges	0	0
Surrenders and other benefits	(17)	(9)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	0	0
Interest credited	6	14
Ending balance	$ 312	$ 323
Weighted-average crediting rate	1.90%	1.90%
Cash surrender value	$ 277	$ 319
Non-Life Contingent Payout Annuities
Policyholder Account Balance [Roll Forward]
Beginning balance	527	578
Contract deposits	53	69
Policy charges	0	0
Surrenders and other benefits	(124)	(134)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	0	0
Interest credited	15	14
Ending balance	471	527
Universal Life Insurance
Policyholder Account Balance [Roll Forward]
Beginning balance	1,602	1,640
Contract deposits	134	157
Policy charges	(178)	(181)
Surrenders and other benefits	(67)	(69)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	0	0
Interest credited	53	55
Ending balance	$ 1,544	$ 1,602
Weighted-average crediting rate	3.60%	3.60%
Net amount at risk	$ 9,187	$ 9,619
Cash surrender value	1,382	1,424
Variable Universal Life Insurance
Policyholder Account Balance [Roll Forward]
Beginning balance	1,493	1,476
Contract deposits	233	232
Policy charges	(91)	(87)
Surrenders and other benefits	(70)	(80)
Net transfer from (to) separate account liabilities	(102)	(105)
Other variable account adjustments	0	0
Interest credited	57	57
Ending balance	$ 1,520	$ 1,493
Weighted-average crediting rate	3.90%	3.80%
Net amount at risk	$ 57,354	$ 55,224
Cash surrender value	1,054	1,072
Indexed Universal Life Insurance
Policyholder Account Balance [Roll Forward]
Beginning balance	2,534	2,269
Contract deposits	218	242
Policy charges	(116)	(111)
Surrenders and other benefits	(50)	(41)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	0	0
Interest credited	68	175
Ending balance	$ 2,654	$ 2,534
Weighted-average crediting rate	2.00%	2.00%
Net amount at risk	$ 15,043	$ 15,461
Cash surrender value	2,148	2,013
Other life insurance
Policyholder Account Balance [Roll Forward]
Beginning balance	563	605
Contract deposits	(3)	(3)
Policy charges	0	0
Surrenders and other benefits	(56)	(61)
Net transfer from (to) separate account liabilities	0	0
Other variable account adjustments	0	0
Interest credited	20	22
Ending balance	$ 524	$ 563
Weighted-average crediting rate	4.00%	4.00%
Net amount at risk	$ 149	$ 165
Cash surrender value	$ 348	$ 379